Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2019
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 - years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 - years
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	4 years
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 - years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 - years
Electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 - years
Electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 - years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	Shorter of remaining lease term or life of assets